OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mark-to-market swaps valuation:
Deferred drydocking, operating cost and charterhire revenue	$ 1,036	$ 1,327
Dividends Payable	5,047	40,466
Other	8,610	14,010
Other current liabilities	78,983	148,077
Other operating loss	0	0	$ (6,387)
Keppel
Mark-to-market swaps valuation:
Other	6,500
Golar Partners
Mark-to-market swaps valuation:
Guarantees issued to Golar Partners (see note 31)	5,064	6,096
Interest rate swap
Mark-to-market swaps valuation:
Mark-to-market swaps valuation	1,470	4,597
Currency Swap [Member]
Mark-to-market swaps valuation:
Mark-to-market swaps valuation	993	0
Equity Swap
Mark-to-market swaps valuation:
Mark-to-market swaps valuation	$ 56,763	$ 81,581